UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Long Credit VIT
Class I
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Western Asset Long Credit VIT for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$23	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$279,069,264
Total Number of Portfolio Holdings*	998
Portfolio Turnover Rate	44%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Long Credit VIT	PAGE 1	7997-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Long Credit VIT
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 90.3%
Communication Services — 8.4%
Diversified Telecommunication Services — 3.0%
AT&T Inc., Senior Notes	1.650%	2/1/28	$70,000	$65,683
AT&T Inc., Senior Notes	4.700%	8/15/30	400,000	403,726
AT&T Inc., Senior Notes	2.250%	2/1/32	230,000	198,027
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	53,461
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	98,025
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	166,604
AT&T Inc., Senior Notes	3.500%	9/15/53	1,080,000	731,578
AT&T Inc., Senior Notes	3.550%	9/15/55	1,590,000	1,073,706
AT&T Inc., Senior Notes	6.050%	8/15/56	1,010,000	1,031,446
AT&T Inc., Senior Notes	3.800%	12/1/57	480,000	336,176
Frontier California Inc., Senior Notes	6.750%	5/15/27	610,000	620,898
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	100,000	101,378 (a)
Frontier Communications Holdings LLC, Secured Notes	6.000%	1/15/30	140,000	141,925 (a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	300,000	333,249
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	180,000	155,522
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	101,000	90,617
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	180,000	175,439
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	230,000	232,003
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	490,000	487,939
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	440,000	339,581
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	510,000	408,781
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	210,000	169,098
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	520,000	372,093
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	530,000	512,596
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	250,000	172,696
Total Diversified Telecommunication Services				8,472,247
Entertainment — 0.4%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	201,625 (a)
Netflix Inc., Senior Notes	4.900%	8/15/34	230,000	234,540
Netflix Inc., Senior Notes	5.400%	8/15/54	280,000	276,541
Walt Disney Co., Senior Notes	6.650%	11/15/37	110,000	125,875
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	76,000	56,905
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	270,000	183,262
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	9,000	5,602
Total Entertainment				1,084,350
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — 0.6%
Alphabet Inc., Senior Notes	4.500%	5/15/35	$250,000	$246,814
Alphabet Inc., Senior Notes	5.300%	5/15/65	370,000	362,578
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	170,000	163,552
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	220,000	221,109
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	490,000	478,213
Meta Platforms Inc., Senior Notes	5.750%	5/15/63	270,000	273,160
Meta Platforms Inc., Senior Notes	5.550%	8/15/64	60,000	58,685
Total Interactive Media & Services				1,804,111
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	20,000	20,196
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	470,000	501,663
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	230,000	166,967
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	210,000	149,831
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	780,000	709,848
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	500,000	416,055
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	350,000	240,410
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	390,000	330,018
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	169,186
Comcast Corp., Senior Notes	3.750%	4/1/40	190,000	157,829
Comcast Corp., Senior Notes	2.887%	11/1/51	910,000	554,312
Comcast Corp., Senior Notes	4.049%	11/1/52	480,000	361,608
Comcast Corp., Senior Notes	5.350%	5/15/53	350,000	324,539
Comcast Corp., Senior Notes	5.650%	6/1/54	270,000	262,559
Comcast Corp., Senior Notes	6.050%	5/15/55	430,000	439,377
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	2.937%	11/1/56	$1,090,000	$640,564
Comcast Corp., Senior Notes	4.950%	10/15/58	290,000	248,783
Comcast Corp., Senior Notes	2.987%	11/1/63	210,000	118,188
Fox Corp., Senior Notes	5.476%	1/25/39	330,000	323,158
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	840,000	978,552
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	920,000	1,003,807
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	410,000	393,885
Total Media				8,511,335
Wireless Telecommunication Services — 1.3%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	170,000	177,610
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	150,000	152,160
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	220,000	220,318
SoftBank Corp., Senior Notes	4.699%	7/9/30	320,000	320,000 (a)(b)
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	280,000	260,790
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	68,007
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	510,000	464,419
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	270,000	273,487
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	330,000	241,638
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	160,000	106,287
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	810,000	541,575
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	830,000	830,242
Total Wireless Telecommunication Services				3,656,533

Total Communication Services				23,528,576
Consumer Discretionary — 5.4%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	150,000	144,236 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	330,000	305,260 (a)
Total Automobile Components				449,496
Automobiles — 1.6%
American Honda Finance Corp., Senior Notes	4.900%	1/10/34	210,000	207,931
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	170,000	171,193 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	200,000	176,129
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	350,000	363,411
General Motors Co., Senior Notes	5.600%	10/15/32	50,000	50,826
General Motors Co., Senior Notes	6.600%	4/1/36	180,000	190,772
General Motors Co., Senior Notes	6.250%	10/2/43	230,000	225,796
General Motors Co., Senior Notes	5.950%	4/1/49	160,000	149,694
Hyundai Capital America, Senior Notes	5.400%	1/8/31	150,000	153,311 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
Hyundai Capital America, Senior Notes	5.400%	6/24/31	$250,000	$255,887 (a)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	1,480,000	1,484,570 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	130,000	131,588 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	30,000	28,632 (a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	520,000	517,108 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	280,000	194,443 (a)
Toyota Motor Credit Corp., Senior Notes	4.550%	8/9/29	140,000	141,165
Toyota Motor Credit Corp., Senior Notes	4.800%	5/15/30	140,000	142,281
Total Automobiles				4,584,737
Broadline Retail — 0.5%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	200,000	177,121
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	200,000	202,326 (a)
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	400,000	279,197
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	400,000	259,584
Alibaba Group Holding Ltd., Senior Notes	5.625%	11/26/54	400,000	392,920 (a)
Total Broadline Retail				1,311,148
Diversified Consumer Services — 0.3%
Massachusetts Institute of Technology, Senior Notes	5.618%	6/1/55	370,000	381,795
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	250,000	249,801
Washington University, Senior Notes	3.524%	4/15/54	150,000	107,648
Washington University, Senior Notes	4.349%	4/15/2122	180,000	137,677
Total Diversified Consumer Services				876,921
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp., Senior Notes	5.750%	3/1/27	390,000	393,464 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	190,000	193,337 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	140,000	148,169
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,130,000	1,098,777 (a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	270,000	267,748 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	240,000	236,903
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	180,000	183,650
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	260,000	247,712
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	80,000	82,259
McDonald’s Corp., Senior Notes	4.875%	12/9/45	180,000	162,504
McDonald’s Corp., Senior Notes	3.625%	9/1/49	710,000	515,504
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	187,782 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	$20,000	$20,083 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	100,000	101,307 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	50,000	50,337 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	80,000	82,280 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	210,000	214,179 (a)
Sands China Ltd., Senior Notes	4.375%	6/18/30	590,000	564,344
Sands China Ltd., Senior Notes	3.250%	8/8/31	690,000	609,322
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000	192,338 (a)
Total Hotels, Restaurants & Leisure				5,551,999
Household Durables — 0.1%
Lennar Corp., Senior Notes	5.200%	7/30/30	270,000	275,188
Specialty Retail — 0.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	195,897 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	280,000	238,910 (a)
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	39,948
Home Depot Inc., Senior Notes	3.625%	4/15/52	660,000	480,869
Home Depot Inc., Senior Notes	3.500%	9/15/56	130,000	90,536
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	100,000	95,448 (a)
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	170,000	148,036
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	110,000	76,906
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	650,000	509,266
Total Specialty Retail				1,875,816

Total Consumer Discretionary				14,925,305
Consumer Staples — 4.6%
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	150,000	137,606
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	230,000	234,894
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	540,000	536,365
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	481,793
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	421,562
Total Beverages				1,812,220
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	$400,000	$399,921 (a)
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	80,000	75,878 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	360,000	341,971
Kroger Co., Senior Notes	5.650%	9/15/64	380,000	360,052
Total Consumer Staples Distribution & Retail				1,177,822
Food Products — 1.5%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	201,320 (a)
Gruma SAB de CV, Senior Notes	5.761%	12/9/54	400,000	379,047 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	150,000	155,547 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	650,000	667,934 (a)
JM Smucker Co., Senior Notes	6.500%	11/15/43	200,000	212,319
Mars Inc., Senior Notes	5.000%	3/1/32	310,000	314,278 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	320,000	323,994 (a)
Mars Inc., Senior Notes	5.650%	5/1/45	330,000	330,991 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	700,000	698,789 (a)
Mars Inc., Senior Notes	5.800%	5/1/65	570,000	569,462 (a)
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	170,000	164,967
Mondelez International Inc., Senior Notes	2.625%	9/4/50	100,000	59,114
Total Food Products				4,077,762
Personal Care Products — 0.1%
L’Oreal SA, Senior Notes	5.000%	5/20/35	260,000	264,473 (a)
Tobacco — 2.0%
Altria Group Inc., Senior Notes	4.800%	2/14/29	220,000	222,499
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	94,913
Altria Group Inc., Senior Notes	5.800%	2/14/39	580,000	588,027
Altria Group Inc., Senior Notes	4.250%	8/9/42	320,000	260,298
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	133,239
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,240,000	1,234,179
Altria Group Inc., Senior Notes	6.200%	2/14/59	70,000	70,306
BAT Capital Corp., Senior Notes	2.259%	3/25/28	110,000	104,099
BAT Capital Corp., Senior Notes	6.000%	2/20/34	130,000	137,102
BAT Capital Corp., Senior Notes	3.734%	9/25/40	60,000	47,398
BAT Capital Corp., Senior Notes	7.079%	8/2/43	470,000	518,038
BAT Capital Corp., Senior Notes	7.081%	8/2/53	480,000	535,005
BAT Capital Corp., Senior Notes	6.250%	8/15/55	500,000	506,753
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	$290,000	$304,425
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	180,000	156,973
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	280,000	288,493
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	110,000	112,253
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	100,000	111,076
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	150,000	122,093
Total Tobacco				5,547,169

Total Consumer Staples				12,879,446
Energy — 8.5%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	130,000	125,208
Halliburton Co., Senior Notes	4.750%	8/1/43	110,000	95,482
Total Energy Equipment & Services				220,690
Oil, Gas & Consumable Fuels — 8.4%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	230,000	231,616 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	270,000	270,231 (c)(d)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	70,000	71,733 (c)(d)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	320,000	322,637 (a)(b)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	60,000	62,493 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	300,000	314,957 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	70,000	72,423 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	150,000	152,737
ConocoPhillips Co., Senior Notes	5.550%	3/15/54	60,000	57,403
ConocoPhillips Co., Senior Notes	5.700%	9/15/63	160,000	153,231
Continental Resources Inc., Senior Notes	2.268%	11/15/26	480,000	464,014 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	310,000	243,840
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	220,000	217,955
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	200,000	176,862
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	130,000	133,469 (a)
Devon Energy Corp., Senior Notes	5.200%	9/15/34	130,000	126,325
Devon Energy Corp., Senior Notes	5.600%	7/15/41	350,000	324,068
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	184,379
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.000%	6/15/45	$370,000	$308,164
Devon Energy Corp., Senior Notes	5.750%	9/15/54	20,000	18,022
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	370,000	375,222
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	500,000	494,955
Ecopetrol SA, Senior Notes	4.625%	11/2/31	50,000	42,267
Ecopetrol SA, Senior Notes	8.375%	1/19/36	370,000	357,239
Ecopetrol SA, Senior Notes	5.875%	11/2/51	320,000	210,952
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	820,000	825,714 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	110,000	112,328 (c)(d)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	590,000	599,555 (a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	130,000	147,303
Energy Transfer LP, Senior Notes	3.750%	5/15/30	170,000	163,175
Energy Transfer LP, Senior Notes	6.400%	12/1/30	130,000	140,153
Energy Transfer LP, Senior Notes	7.375%	2/1/31	130,000	136,238 (a)
Energy Transfer LP, Senior Notes	5.550%	5/15/34	50,000	50,645
Energy Transfer LP, Senior Notes	5.800%	6/15/38	340,000	341,447
Energy Transfer LP, Senior Notes	6.000%	6/15/48	440,000	422,967
Energy Transfer LP, Senior Notes	5.950%	5/15/54	260,000	247,559
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	146,469
Enterprise Products Operating LLC, Senior Notes	4.950%	2/15/35	240,000	239,279
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	390,000	351,719
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	300,000	270,009
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	800,000	529,612
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	810,000	782,247
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	58,279
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.573%	8/16/77	90,000	89,616 (d)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	390,000	384,579 (d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	9,154
EOG Resources Inc., Senior Notes	4.950%	4/15/50	90,000	80,155
EQT Corp., Senior Notes	7.500%	6/1/27	100,000	101,843 (a)
Expand Energy Corp., Senior Notes	5.375%	2/1/29	20,000	20,032
Expand Energy Corp., Senior Notes	6.750%	4/15/29	50,000	50,630 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	60,000	60,211
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	$310,000	$268,313 (a)
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	120,000	122,849 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	200,000	202,470 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	200,000	200,291 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	100,000	112,795
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	420,000	371,129
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	20,000	13,792
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	40,399
MPLX LP, Senior Notes	5.000%	3/1/33	150,000	147,990
MPLX LP, Senior Notes	4.500%	4/15/38	260,000	230,155
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.016%	9/30/29	380,541	374,832 (a)(d)(e)(f)
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	320,000	358,933
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	150,000	153,575
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	36,767
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	50,000	34,421
ONEOK Inc., Senior Notes	5.650%	11/1/28	270,000	279,802
ONEOK Inc., Senior Notes	4.250%	9/15/46	60,000	45,755
ONEOK Inc., Senior Notes	6.625%	9/1/53	520,000	540,884
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	200,000	200,253 (a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	70,000	72,663
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	110,000	104,574
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	400,000	309,889
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	350,000	349,847
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	130,000	115,521
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	53,617
Puma International Financing SA, Senior Notes	7.750%	4/25/29	290,000	298,612 (a)
Qatar Energy, Senior Notes	3.125%	7/12/41	290,000	214,446 (a)
QatarEnergy, Senior Notes	3.300%	7/12/51	200,000	135,213 (a)
Saudi Arabian Oil Co., Senior Notes	6.375%	6/2/55	1,140,000	1,140,759 (a)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	140,000	116,288 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	320,000	299,999
Targa Resources Corp., Senior Notes	6.500%	3/30/34	60,000	64,507
Targa Resources Corp., Senior Notes	5.500%	2/15/35	120,000	120,478
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	19,828
Targa Resources Corp., Senior Notes	6.500%	2/15/53	930,000	955,571
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	$170,000	$173,415
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	120,000	121,813
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	250,000	269,049
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	320,000	242,628
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	180,000	180,000 (a)(b)
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	130,000	129,291
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	430,000	413,706
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	170,000	177,016
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	640,000	534,687
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	390,000	328,376
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	580,000	656,627
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	230,000	230,360
Williams Cos. Inc., Senior Notes	6.000%	3/15/55	70,000	69,988
Total Oil, Gas & Consumable Fuels				23,382,285

Total Energy				23,602,975
Financials — 28.4%
Banks — 13.0%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	200,000	204,401 (a)(d)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	400,000	412,171
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	240,000	242,654 (a)(c)(d)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico, SAB de CV, Senior Notes	5.621%	12/10/29	200,000	204,200 (a)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	400,000	467,489 (c)(d)
Banco Santander SA, Senior Notes	6.607%	11/7/28	600,000	640,172
Banco Santander SA, Senior Notes	5.439%	7/15/31	400,000	415,717
Banco Santander SA, Senior Notes (5.365% to 7/15/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.365%	7/15/28	200,000	203,782 (d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	$210,000	$183,189 (d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	990,000	620,396 (d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	600,000	537,449 (d)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	530,000	407,016 (d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,030,000	1,014,388 (d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	460,000	393,547 (d)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	50,000	51,386 (d)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	820,000	843,448 (d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	290,000	245,813 (d)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	430,000	430,199 (d)
Bank of Montreal, Junior Subordinated Notes (7.300% to 11/26/34 then 5 year Treasury Constant Maturity Rate + 3.010%)	7.300%	11/26/84	350,000	358,375 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	310,000	329,753 (d)
Barclays PLC, Junior Subordinated Notes (7.625% to 9/15/35 then USD 5 year SOFR ICE Swap Rate + 3.686%)	7.625%	3/15/35	450,000	453,057 (c)(d)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	200,000	204,519 (d)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	290,000	294,544 (a)
BNP Paribas SA, Junior Subordinated Notes (7.450% to 6/27/35 then 5 year Treasury Constant Maturity Rate + 3.134%)	7.450%	6/27/35	740,000	746,290 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	1,040,000	1,102,368 (a)(c)(d)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BPCE SA, Senior Notes (6.027% to 5/28/35 then SOFR + 1.956%)	6.027%	5/28/36	$590,000	$608,020 (a)(d)
BPCE SA, Senior Notes (6.293% to 1/14/35 then SOFR + 2.040%)	6.293%	1/14/36	460,000	483,307 (a)(d)
BPCE SA, Subordinated Notes (6.915% to 1/14/45 then SOFR + 2.610%)	6.915%	1/14/46	1,170,000	1,220,921 (a)(d)
CaixaBank SA, Senior Notes (5.581% to 7/3/35 then SOFR + 1.790%)	5.581%	7/3/36	950,000	960,109 (a)(b)(d)
Citibank NA, Senior Notes	5.570%	4/30/34	400,000	416,825
Citibank NA, Senior Notes (4.876% to 11/19/26 then SOFR + 0.712%)	4.876%	11/19/27	360,000	362,287 (d)
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	790,000	808,817 (c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	210,000	264,600
Citigroup Inc., Senior Notes	4.650%	7/23/48	190,000	164,444
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	40,000	28,349 (d)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	30,000	30,247 (d)
Citigroup Inc., Senior Notes (5.612% to 3/4/55 then SOFR + 1.746%)	5.612%	3/4/56	810,000	795,623 (d)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	440,000	436,972
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	85,431
Citigroup Inc., Subordinated Notes (6.020% to 1/24/35 then SOFR + 1.830%)	6.020%	1/24/36	80,000	82,196 (d)
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	220,000	225,396 (d)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	260,000	193,044 (a)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	500,000	499,768
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	270,000	252,133 (a)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	200,000	202,669 (a)(c)(d)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	310,000	318,901 (a)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	280,000	279,090 (a)(d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
DNB Bank ASA, Senior Notes (4.853% to 11/5/29 then SOFR + 1.050%)	4.853%	11/5/30	$320,000	$323,678 (a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.950% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.191%)	6.950%	3/11/34	230,000	231,793 (c)(d)
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	210,000	186,639 (d)
HSBC Holdings PLC, Senior Notes (5.130% to 11/19/27 then SOFR + 1.040%)	5.130%	11/19/28	330,000	334,265 (d)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	200,000	201,177 (d)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	220,000	224,199 (d)
HSBC Holdings PLC, Senior Notes (5.790% to 5/13/35 then SOFR + 1.880%)	5.790%	5/13/36	290,000	298,387 (d)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	200,000	214,830 (d)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	340,000	365,044
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	1,020,000	799,560 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	1,180,000	1,380,997 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	260,000	256,429 (c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	590,000	610,812 (c)(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	620,000	553,878 (d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	290,000	270,471 (d)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then SOFR + 1.460%)	3.157%	4/22/42	850,000	641,342 (d)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	250,000	175,318 (d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	150,000	118,559 (d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	440,000	371,021 (d)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	180,000	183,246 (d)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	$550,000	$566,728 (d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	940,000	942,733 (d)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	200,000	210,201 (d)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	90,000	97,852 (d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	170,000	171,714
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	200,000	198,932 (d)
NatWest Group PLC, Senior Notes (5.115% to 5/23/30 then 1 year Treasury Constant Maturity Rate + 1.050%)	5.115%	5/23/31	360,000	366,021 (d)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	320,000	312,493 (a)(c)(d)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	360,000	360,941 (d)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	60,000	61,490
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 1.190%)	5.567%	7/8/31	200,000	200,000 (b)(d)
Sumitomo Mitsui Financial Group Inc., Subordinated Notes (5.796% to 7/8/45 then SOFR + 1.780%)	5.796%	7/8/46	500,000	500,000 (b)(d)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	140,000	143,667 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	570,000	596,737 (d)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	190,000	186,579
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,040,000	786,504 (d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	980,000	835,766 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	200,000	182,248 (d)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	470,000	471,994 (d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	$50,000	$51,181 (d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,654 (d)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	490,000	505,978 (d)
Wells Fargo & Co., Senior Notes (6.491% to 10/23/33 then SOFR + 2.060%)	6.491%	10/23/34	30,000	32,803 (d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	390,000	370,128
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	710,000	625,080
Total Banks				36,265,541
Capital Markets — 7.6%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	200,000	205,446
Ares Capital Corp., Senior Notes	5.500%	9/1/30	430,000	428,781
Ares Management Corp., Senior Notes	5.600%	10/11/54	310,000	292,888
Bank of New York Mellon Corp., Senior Notes (5.316% to 6/6/35 then SOFR + 1.350%)	5.316%	6/6/36	310,000	316,575 (d)
BlackRock Funding Inc., Senior Notes	5.250%	3/14/54	120,000	115,195
BlackRock Funding Inc., Senior Notes	5.350%	1/8/55	170,000	165,844
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	340,000	315,829 (c)(d)
Charles Schwab Corp., Senior Notes (5.643% to 5/19/28 then SOFR + 2.210%)	5.643%	5/19/29	180,000	186,621 (d)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	100,000	106,268 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	1,130,000	1,192,831 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	260,000	229,470
Daimler Truck Finance North America LLC, Senior Notes	3.650%	4/7/27	200,000	197,528 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	190,000	190,814 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	6/25/34	150,000	150,368 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.125% to 11/10/34 then 10 year Treasury Constant Maturity Rate + 2.400%)	6.125%	11/10/34	140,000	140,534 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	460,000	475,865 (c)(d)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	$130,000	$138,370 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	580,000	620,464
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	130,000	116,897
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,380,000	1,219,791 (d)
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	940,000	929,029 (d)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	770,000	777,030 (d)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	640,000	656,563 (d)
Goldman Sachs Group Inc., Senior Notes (5.561% to 11/19/44 then SOFR + 1.580%)	5.561%	11/19/45	690,000	679,781 (d)
Goldman Sachs Group Inc., Senior Notes (5.734% to 1/28/55 then SOFR + 1.696%)	5.734%	1/28/56	1,420,000	1,421,065 (d)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	110,000	115,407 (d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	180,000	161,838
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	290,000	271,762
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	390,000	274,806 (a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	260,000	253,761 (d)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	150,000	113,883 (d)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	90,000	91,135 (d)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	370,000	380,588 (d)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	1,020,000	997,552 (d)
Morgan Stanley, Senior Notes (5.587% to 1/18/35 then SOFR + 1.418%)	5.587%	1/18/36	370,000	379,957 (d)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	240,000	248,793 (d)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	680,000	712,688 (d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	460,000	391,004 (d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	$140,000	$143,763 (d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	200,000	205,823 (d)
Morgan Stanley Bank NA, Senior Notes (4.447% to 10/15/26 then SOFR + 0.680%)	4.447%	10/15/27	470,000	470,810 (d)
Morgan Stanley Bank NA, Senior Notes (5.504% to 5/26/27 then SOFR + 0.865%)	5.504%	5/26/28	250,000	255,382 (d)
Nuveen LLC, Senior Notes	5.550%	1/15/30	100,000	104,202 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	460,000	479,009 (a)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	80,000	71,955
S&P Global Inc., Senior Notes	1.250%	8/15/30	50,000	43,066
UBS AG, Senior Notes	4.500%	6/26/48	490,000	421,820
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	300,000	299,184 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	980,000	978,422 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	240,000	262,554 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	450,000	521,510 (a)(c)(d)
UBS Group AG, Senior Notes (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	220,000	161,415 (a)(d)
UBS Group AG, Senior Notes (5.580% to 5/9/35 then SOFR + 1.760%)	5.580%	5/9/36	760,000	777,482 (a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	390,000	482,341 (a)(d)
Total Capital Markets				21,341,759
Consumer Finance — 0.3%
American Express Co., Senior Notes (5.532% to 4/25/29 then SOFR + 1.090%)	5.532%	4/25/30	150,000	155,964 (d)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	490,000	507,600 (d)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
American Express Co., Subordinated Notes (5.915% to 4/25/34 then SOFR + 1.630%)	5.915%	4/25/35	$290,000	$302,868 (d)
Total Consumer Finance				966,432
Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	160,000	155,932
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	630,000	504,150
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	90,000	87,987 (d)
Atlas Warehouse Lending Co. LP, Senior Notes	6.250%	1/15/30	340,000	343,749 (a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	430,000	462,791
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	420,000	335,900
Citadel LP, Senior Notes	6.000%	1/23/30	40,000	41,374 (a)
Citadel LP, Senior Notes	6.375%	1/23/32	390,000	407,464 (a)
ILFC E-Capital Trust I, Ltd. GTD	6.430%	12/21/65	520,000	436,092 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD	6.680%	12/21/65	290,000	247,793 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	410,000	431,682 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	680,000	686,916 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	90,000	91,739
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	230,000	245,378
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	580,000	583,495
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	390,000	394,727
Mastercard Inc., Senior Notes	3.350%	3/26/30	50,000	48,243
National Securities Clearing Corp., Senior Notes	4.700%	5/20/30	260,000	264,449 (a)
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	60,000	40,870
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	190,000	185,429 (a)
Visa Inc., Senior Notes	2.050%	4/15/30	50,000	45,530
Total Financial Services				6,041,690
Insurance — 5.2%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	270,000	268,425 (a)
AIA Group Ltd., Subordinated Notes	3.200%	9/16/40	310,000	238,645 (a)
AIA Group Ltd., Subordinated Notes	5.400%	9/30/54	420,000	393,382 (a)
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	400,000	419,776 (a)(d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	$170,000	$144,836 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	170,000	107,746 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	180,000	184,990
Aon North America Inc., Senior Notes	5.750%	3/1/54	780,000	769,567
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	280,000	280,294
Arthur J Gallagher & Co., Senior Notes	5.550%	2/15/55	390,000	374,341
Athene Holding Ltd., Junior Subordinated Notes (6.875% to 6/28/35 then 5 year Treasury Constant Maturity Rate + 2.582%)	6.875%	6/28/55	640,000	638,464 (d)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	240,000	237,122
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	410,000	422,845
Belrose Funding Trust II, Senior Notes	6.792%	5/15/55	430,000	439,917 (a)
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	290,000	295,946
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	110,000	112,213
Brown & Brown Inc., Senior Notes	6.250%	6/23/55	390,000	402,389
Chubb INA Holdings Inc., Senior Notes	3.050%	12/15/61	140,000	86,508
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	690,000	697,986 (a)(c)(d)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	90,000	92,304 (a)
Markel Group Inc., Senior Notes	6.000%	5/16/54	110,000	109,976
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	100,000	87,631
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	480,000	480,116
Marsh & McLennan Cos. Inc., Senior Notes	5.350%	11/15/44	190,000	186,973
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	130,000	81,773
Marsh & McLennan Cos. Inc., Senior Notes	5.400%	3/15/55	660,000	636,593
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	240,000	197,731 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (5.800% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.033%)	5.800%	9/11/54	360,000	354,887 (a)(d)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	770,000	770,433 (a)(d)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	210,000	220,310
MetLife Inc., Senior Notes	5.000%	7/15/52	80,000	72,581
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	400,000	411,471 (d)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Metropolitan Life Global Funding I, Senior Secured Notes	5.150%	3/28/33	$170,000	$172,616 (a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	70,000	68,533 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	450,000	332,790 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	130,000	101,322 (a)
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	410,000	422,150 (a)(d)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	390,000	404,015 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.063%	3/30/40	420,000	442,408 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,000,000	765,844 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	480,000	501,649 (a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	310,000	298,871 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	810,000	543,173 (a)
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	130,000	104,966
Total Insurance				14,376,508
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	100,000	107,243 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	40,000	36,255 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	100,000	65,165 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	110,000	110,786 (b)
Total Mortgage Real Estate Investment Trusts (REITs)				319,449

Total Financials				79,311,379
Health Care — 9.5%
Biotechnology — 1.7%
AbbVie Inc., Senior Notes	5.050%	3/15/34	290,000	295,377
AbbVie Inc., Senior Notes	4.050%	11/21/39	880,000	771,731
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
AbbVie Inc., Senior Notes	5.350%	3/15/44	$140,000	$137,328
AbbVie Inc., Senior Notes	4.250%	11/21/49	790,000	651,268
AbbVie Inc., Senior Notes	5.400%	3/15/54	370,000	360,031
AbbVie Inc., Senior Notes	5.500%	3/15/64	330,000	320,283
Amgen Inc., Senior Notes	5.150%	3/2/28	300,000	306,621
Amgen Inc., Senior Notes	5.250%	3/2/30	220,000	226,748
Amgen Inc., Senior Notes	5.250%	3/2/33	160,000	163,900
Amgen Inc., Senior Notes	5.600%	3/2/43	230,000	228,305
Amgen Inc., Senior Notes	5.650%	3/2/53	380,000	371,286
Amgen Inc., Senior Notes	5.750%	3/2/63	400,000	389,175
Gilead Sciences Inc., Senior Notes	5.250%	10/15/33	130,000	134,534
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	130,000	132,266
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,799
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	290,000	286,477
Total Biotechnology				4,820,129
Health Care Equipment & Supplies — 0.9%
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	180,000	154,489
GE HealthCare Technologies Inc., Senior Notes	4.800%	1/15/31	380,000	383,257
GE HealthCare Technologies Inc., Senior Notes	6.377%	11/22/52	260,000	280,374
Solventum Corp., Senior Notes	5.400%	3/1/29	110,000	113,303
Solventum Corp., Senior Notes	5.450%	3/13/31	110,000	114,268
Solventum Corp., Senior Notes	5.600%	3/23/34	510,000	525,085
Solventum Corp., Senior Notes	5.900%	4/30/54	460,000	460,206
Solventum Corp., Senior Notes	6.000%	5/15/64	260,000	257,970
Stryker Corp., Senior Notes	5.200%	2/10/35	230,000	234,522
Total Health Care Equipment & Supplies				2,523,474
Health Care Providers & Services — 5.3%
Aetna Inc., Senior Notes	4.500%	5/15/42	100,000	81,877
Aetna Inc., Senior Notes	3.875%	8/15/47	90,000	65,571
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	90,000	86,547
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	180,000	185,310
Cardinal Health Inc., Senior Notes	5.350%	11/15/34	290,000	295,885
Cardinal Health Inc., Senior Notes	4.900%	9/15/45	110,000	97,738
Cardinal Health Inc., Senior Notes	5.750%	11/15/54	280,000	276,214
Cencora Inc., Senior Notes	5.125%	2/15/34	220,000	221,866
Centene Corp., Senior Notes	3.375%	2/15/30	140,000	129,047
Cigna Group, Senior Notes	4.375%	10/15/28	220,000	220,314
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	319,847
Cigna Group, Senior Notes	4.900%	12/15/48	380,000	332,038
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Cigna Group, Senior Notes	5.600%	2/15/54	$60,000	$57,605
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	100,000	84,123
CommonSpirit Health, Secured Notes	4.350%	11/1/42	220,000	184,410
CommonSpirit Health, Senior Secured Notes	5.205%	12/1/31	360,000	369,643
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	90,000	90,265
CommonSpirit Health, Senior Secured Notes	5.548%	12/1/54	190,000	179,001
CSL Finance PLC, Senior Notes	4.625%	4/27/42	150,000	133,067 (a)
CSL Finance PLC, Senior Notes	4.950%	4/27/62	170,000	145,417 (a)
CVS Health Corp., Junior Subordinated Notes (6.750% to 12/10/34 then 5 year Treasury Constant Maturity Rate + 2.516%)	6.750%	12/10/54	80,000	80,374 (d)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	190,000	196,443 (d)
CVS Health Corp., Senior Notes	1.300%	8/21/27	580,000	543,890
CVS Health Corp., Senior Notes	5.250%	1/30/31	180,000	184,167
CVS Health Corp., Senior Notes	5.700%	6/1/34	110,000	113,308
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,070,000	982,625
CVS Health Corp., Senior Notes	5.050%	3/25/48	680,000	587,729
Elevance Health Inc., Senior Notes	5.500%	10/15/32	190,000	198,187
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	57,295
Elevance Health Inc., Senior Notes	6.100%	10/15/52	540,000	550,789
HCA Inc., Senior Notes	5.600%	4/1/34	110,000	112,591
HCA Inc., Senior Notes	5.750%	3/1/35	220,000	226,362
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	94,114
HCA Inc., Senior Notes	5.900%	6/1/53	200,000	193,255
HCA Inc., Senior Notes	6.000%	4/1/54	330,000	323,087
HCA Inc., Senior Notes	6.200%	3/1/55	470,000	473,734
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	250,000	246,230 (a)
Humana Inc., Senior Notes	5.875%	3/1/33	360,000	372,193
Humana Inc., Senior Notes	4.950%	10/1/44	150,000	129,406
Humana Inc., Senior Notes	4.800%	3/15/47	130,000	107,902
Humana Inc., Senior Notes	5.750%	4/15/54	30,000	27,969
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	460,000	328,623
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	240,000	234,734
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	150,000	154,324
Quest Diagnostics Inc., Senior Notes	5.000%	12/15/34	290,000	288,708
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	240,000	237,331
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	$190,000	$170,072
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	770,000	793,611
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	120,000	121,269
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	140,000	142,745
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	560,000	470,659
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	60,000	58,480
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	580,000	361,271
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	900,000	902,336
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	300,000	280,649
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	260,000	264,233
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	540,000	548,418
Total Health Care Providers & Services				14,714,898
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	130,000	133,192
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	80,000	79,374
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	560,000	327,096
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	320,000	343,177
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	240,000	234,307
Bristol-Myers Squibb Co., Senior Notes	6.400%	11/15/63	210,000	227,670
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	230,000	229,948
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	60,000	59,477
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	170,000	158,991
Eli Lilly & Co., Senior Notes	5.050%	8/14/54	220,000	206,674
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	150,000	136,400
Eli Lilly & Co., Senior Notes	5.200%	8/14/64	70,000	66,334
GlaxoSmithKline Capital Inc., Senior Notes	4.875%	4/15/35	430,000	429,774
Takeda US Financing Inc., Senior Notes	5.200%	7/7/35	290,000	290,148 (b)
Takeda US Financing Inc., Senior Notes	5.900%	7/7/55	750,000	754,320 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	200,000	201,302
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	218,424
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	520,000	374,539
Total Pharmaceuticals				4,471,147

Total Health Care				26,529,648
Industrials — 6.6%
Aerospace & Defense — 3.5%
Avolon Holdings Funding Ltd., Senior Notes	5.750%	3/1/29	230,000	236,365 (a)
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Avolon Holdings Funding Ltd., Senior Notes	5.375%	5/30/30	$250,000	$254,773 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	1,380,000	1,500,313
Boeing Co., Senior Notes	5.705%	5/1/40	130,000	128,521
Boeing Co., Senior Notes	3.900%	5/1/49	230,000	165,169
Boeing Co., Senior Notes	3.750%	2/1/50	140,000	98,961
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	134,389
Boeing Co., Senior Notes	6.858%	5/1/54	880,000	964,207
Boeing Co., Senior Notes	7.008%	5/1/64	90,000	98,947
Czechoslovak Group AS, Senior Secured Notes	6.500%	1/10/31	400,000	403,978 (a)(b)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	150,000	134,842
HEICO Corp., Senior Notes	5.250%	8/1/28	370,000	379,720
Hexcel Corp., Senior Notes	5.875%	2/26/35	240,000	244,297
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	90,000	91,257
L3Harris Technologies Inc., Senior Notes	5.400%	1/15/27	90,000	91,528
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	60,000	60,172
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	160,000	164,426
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	100,000	97,908
L3Harris Technologies Inc., Senior Notes	5.600%	7/31/53	100,000	97,965
Lockheed Martin Corp., Senior Notes	4.800%	8/15/34	710,000	708,096
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	86,615
Lockheed Martin Corp., Senior Notes	5.700%	11/15/54	260,000	262,529
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	320,000	252,949
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	520,000	480,721
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	410,000	385,132
Northrop Grumman Corp., Senior Notes	5.200%	6/1/54	350,000	326,454
RTX Corp., Senior Notes	6.100%	3/15/34	390,000	421,818
RTX Corp., Senior Notes	4.450%	11/16/38	210,000	193,656
RTX Corp., Senior Notes	4.500%	6/1/42	390,000	345,461
RTX Corp., Senior Notes	4.150%	5/15/45	100,000	82,129
RTX Corp., Senior Notes	4.625%	11/16/48	130,000	111,842
RTX Corp., Senior Notes	3.125%	7/1/50	120,000	79,636
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	19,263
RTX Corp., Senior Notes	5.375%	2/27/53	280,000	268,251
RTX Corp., Senior Notes	6.400%	3/15/54	270,000	296,208
Total Aerospace & Defense				9,668,498
Air Freight & Logistics — 0.2%
FedEx Corp., Senior Notes	5.250%	5/15/50	230,000	203,335 (a)
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	330,000	338,917
Total Air Freight & Logistics				542,252
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — 0.1%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	$96,000	$102,267
Carrier Global Corp., Senior Notes	6.200%	3/15/54	60,000	64,363
Total Building Products				166,630
Commercial Services & Supplies — 0.5%
California Institute of Technology, Senior Notes	4.700%	11/1/2111	370,000	305,111
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	230,000	233,665 (a)
Rollins Inc., Senior Notes	5.250%	2/24/35	100,000	100,419
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	370,000	370,279 (a)
Waste Management Inc., Senior Notes	4.650%	3/15/30	240,000	243,432
Waste Management Inc., Senior Notes	5.350%	10/15/54	200,000	192,655
Total Commercial Services & Supplies				1,445,561
Construction & Engineering — 0.2%
Vinci SA, Senior Notes	3.750%	4/10/29	510,000	502,227 (a)
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	180,000	155,038
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	5.050%	3/1/41	130,000	124,741
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	210,000	219,689
Union Pacific Corp., Senior Notes	5.600%	12/1/54	290,000	288,747
Union Pacific Corp., Senior Notes	2.973%	9/16/62	730,000	424,865
Union Pacific Corp., Senior Notes	3.799%	4/6/71	280,000	192,070
Total Ground Transportation				1,250,112
Industrial Conglomerates — 0.3%
Honeywell International Inc., Senior Notes	5.250%	3/1/54	260,000	246,908
Siemens Funding BV, Senior Notes	5.200%	5/28/35	200,000	203,730 (a)
Siemens Funding BV, Senior Notes	5.800%	5/28/55	250,000	257,458 (a)
Siemens Funding BV, Senior Notes	5.900%	5/28/65	230,000	238,260 (a)
Total Industrial Conglomerates				946,356
Machinery — 0.3%
Caterpillar Inc., Senior Notes	5.500%	5/15/55	320,000	319,164
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	100,000	104,780
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	190,000	195,778
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	300,000	293,237
Total Machinery				912,959
Passenger Airlines — 0.6%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	100,000	104,916 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	46,667	46,589 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	74,928	73,084
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
British Airways Pass-Through Trust	3.350%	6/15/29	$13,435	$12,862 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	47,813
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	140,000	140,391 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	120,000	120,232 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	330,000	320,547 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	137,197	128,058
United Airlines Pass-Through Trust	5.800%	1/15/36	315,253	322,685
United Airlines Pass-Through Trust	5.875%	2/15/37	426,258	425,694
Total Passenger Airlines				1,742,871
Trading Companies & Distributors — 0.4%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	270,000	264,700 (c)(d)
Air Lease Corp., Senior Notes	1.875%	8/15/26	110,000	106,966
Air Lease Corp., Senior Notes	5.850%	12/15/27	210,000	217,291
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	300,000	302,656 (a)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	150,000	154,341 (a)
Total Trading Companies & Distributors				1,045,954

Total Industrials				18,378,458
Information Technology — 4.4%
Electronic Equipment, Instruments & Components — 0.0%††
Jabil Inc., Senior Notes	5.450%	2/1/29	100,000	102,646
IT Services — 0.4%
Accenture Capital Inc., Senior Notes	4.500%	10/4/34	570,000	554,939
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	100,000	90,357
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	250,000	199,395
PayPal Holdings Inc., Senior Notes	5.050%	6/1/52	220,000	203,168
Total IT Services				1,047,859
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	450,000	434,153
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	267,584
Broadcom Inc., Senior Notes	5.200%	4/15/32	200,000	205,755
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	359,022
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	209,119 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	$520,000	$533,738 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.200%	1/25/37	400,000	416,863 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.400%	1/25/38	400,000	421,753 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.300%	1/25/39	300,000	314,241 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	330,000	222,217
Intel Corp., Senior Notes	3.734%	12/8/47	50,000	35,307
Intel Corp., Senior Notes	4.900%	8/5/52	450,000	372,441
Intel Corp., Senior Notes	5.700%	2/10/53	250,000	232,832
Intel Corp., Senior Notes	3.200%	8/12/61	170,000	96,964
KLA Corp., Senior Notes	4.650%	7/15/32	100,000	100,695
KLA Corp., Senior Notes	4.950%	7/15/52	180,000	164,194
Lam Research corp., Senior Notes	1.900%	6/15/30	110,000	98,208
Lam Research Corp., Senior Notes	3.125%	6/15/60	50,000	31,180
Micron Technology Inc., Senior Notes	6.750%	11/1/29	160,000	172,983
Micron Technology Inc., Senior Notes	2.703%	4/15/32	90,000	78,329
Micron Technology Inc., Senior Notes	5.650%	11/1/32	120,000	124,777
Micron Technology Inc., Senior Notes	5.800%	1/15/35	90,000	93,117
Micron Technology Inc., Senior Notes	6.050%	11/1/35	60,000	62,818
Micron Technology Inc., Senior Notes	3.366%	11/1/41	150,000	110,174
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	280,000	282,046
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	260,000	220,325
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	200,000	179,275
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	310,000	240,197
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	200,000	144,834
Total Semiconductors & Semiconductor Equipment				6,225,141
Software — 1.6%
Autodesk Inc., Senior Notes	5.300%	6/15/35	80,000	81,405
Cadence Design Systems Inc., Senior Notes	4.300%	9/10/29	290,000	290,119
Intuit Inc., Senior Notes	5.200%	9/15/33	60,000	62,189
Intuit Inc., Senior Notes	5.500%	9/15/53	250,000	248,417
Oracle Corp., Senior Notes	4.700%	9/27/34	350,000	339,953
Oracle Corp., Senior Notes	4.000%	7/15/46	720,000	555,795
Oracle Corp., Senior Notes	6.900%	11/9/52	320,000	356,235
Oracle Corp., Senior Notes	5.550%	2/6/53	1,410,000	1,327,118
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	94,071
Synopsys Inc., Senior Notes	4.650%	4/1/28	110,000	111,142
Synopsys Inc., Senior Notes	4.850%	4/1/30	130,000	131,846
Synopsys Inc., Senior Notes	5.000%	4/1/32	100,000	101,335
Synopsys Inc., Senior Notes	5.150%	4/1/35	50,000	50,417
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Synopsys Inc., Senior Notes	5.700%	4/1/55	$560,000	$557,180
Total Software				4,307,222
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	130,000	156,777
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	320,000	295,767
Total Technology Hardware, Storage & Peripherals				452,544

Total Information Technology				12,135,412
Materials — 3.1%
Chemicals — 0.6%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	179,589 (a)
OCP SA, Senior Notes	5.125%	6/23/51	460,000	349,838 (a)
OCP SA, Senior Notes	7.500%	5/2/54	520,000	520,793 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	200,000	198,202 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	530,000	341,119 (a)
Total Chemicals				1,589,541
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	150,000	152,266 (a)
CRH America Finance Inc., Senior Notes	5.875%	1/9/55	200,000	204,218
CRH SMW Finance DAC, Senior Notes	5.125%	1/9/30	280,000	287,213
St. Marys Cement Inc., Senior Notes	5.750%	4/2/34	360,000	364,523 (a)
Total Construction Materials				1,008,220
Containers & Packaging — 0.1%
Smurfit Kappa Treasury ULC, Senior Notes	5.777%	4/3/54	200,000	197,897
Metals & Mining — 2.1%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	200,000	200,089 (a)
Anglo American Capital PLC, Senior Notes	6.000%	4/5/54	200,000	197,320 (a)
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	200,000	210,993
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	150,000	151,686
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	70,000	69,321
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	150,000	153,688 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	446,291 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	410,000	421,045 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	40,000	48,923
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	100,000	98,855
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	70,000	71,138
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000	217,497
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	200,000	191,151 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	$140,000	$143,124 (a)
Glencore Funding LLC, Senior Notes	5.634%	4/4/34	110,000	112,171 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	360,000	367,426 (a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	80,000	53,183 (a)
Glencore Funding LLC, Senior Notes	5.893%	4/4/54	349,000	342,381 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	750,000	758,888 (a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	280,000	278,434 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	340,000	346,131
Rio Tinto Finance USA PLC, Senior Notes	5.750%	3/14/55	380,000	380,853
Southern Copper Corp., Senior Notes	5.250%	11/8/42	230,000	213,860
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	360,000	355,508
Total Metals & Mining				5,829,956
Paper & Forest Products — 0.0%††
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	70,000	70,877 (a)

Total Materials				8,696,491
Real Estate — 0.5%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	220,000	182,771
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	320,000	194,150
Alexandria Real Estate Equities Inc., Senior Notes	5.625%	5/15/54	250,000	233,288
Ventas Realty LP, Senior Notes	4.400%	1/15/29	110,000	109,678
Welltower OP LLC, Senior Notes	3.850%	6/15/32	110,000	104,367
Total Health Care REITs				824,254
Industrial REITs — 0.0%††
Prologis LP, Senior Notes	2.125%	10/15/50	120,000	63,893
Prologis LP, Senior Notes	5.250%	3/15/54	140,000	131,549
Total Industrial REITs				195,442
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	30,000	28,417
Retail REITs — 0.1%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	280,000	242,661
Specialized REITs — 0.1%
Public Storage Operating Co., Senior Notes	4.375%	7/1/30	220,000	219,557

Total Real Estate				1,510,331
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 10.9%
Electric Utilities — 9.5%
AEP Transmission Co. LLC, Senior Notes	3.650%	4/1/50	$180,000	$132,418
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	110,000	92,402
Alabama Power Co., Senior Notes	5.850%	11/15/33	170,000	181,428
Alabama Power Co., Senior Notes	5.100%	4/2/35	150,000	151,249
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	170,000	149,686 (a)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	340,000	348,659
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	240,000	244,372
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	100,000	100,521
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	180,000	179,924
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	120,000	104,178
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.250%	2/1/49	110,000	88,425
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	110,000	104,966
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	176,330 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	200,000	197,659 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	500,000	348,809 (a)
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	290,000	275,095
Commonwealth Edison Co., First Mortgage Bonds	5.950%	6/1/55	310,000	321,288
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	170,000	172,170
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	90,000	96,986
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	110,000	118,199
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	450,000	427,827
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	170,000	173,927
Dominion Energy South Carolina Inc., First Mortgage Bonds	6.250%	10/15/53	130,000	140,630
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	300,000	205,222
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	$70,000	$71,260
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	200,000	200,128
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	160,000	154,065
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	160,000	170,635
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	200,000	143,926
Duke Energy Florida LLC, First Mortgage Bonds	5.950%	11/15/52	220,000	226,174
Duke Energy Florida LLC, First Mortgage Bonds	6.200%	11/15/53	140,000	149,200
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	270,000	257,590
Duke Energy Indiana LLC, First Mortgage Bonds	5.900%	5/15/55	370,000	380,706
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	120,000	108,113
Duke Energy Ohio Inc., First Mortgage Bonds	5.550%	3/15/54	90,000	88,051
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	160,000	162,382
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	290,000	276,170
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	380,000	358,728 (c)(d)
EDP Finance BV, Senior Notes	1.710%	1/24/28	200,000	187,164 (a)
Electricite de France SA, Senior Notes	5.700%	5/23/28	200,000	206,109 (a)
Electricite de France SA, Senior Notes	5.750%	1/13/35	100,000	102,223 (a)
Electricite de France SA, Senior Notes	6.375%	1/13/55	540,000	542,322 (a)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	320,000	321,904 (a)
Entergy Louisiana LLC, First Mortgage Bonds	5.800%	3/15/55	310,000	310,551
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	150,000	150,321
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	200,000	201,734
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	50,000	49,372
Entergy Texas Inc., First Mortgage Bonds	5.550%	9/15/54	90,000	85,976
Evergy Kansas Central Inc., First Mortgage Bonds	5.900%	11/15/33	170,000	180,342
Evergy Kansas Central Inc., First Mortgage Bonds	5.700%	3/15/53	100,000	98,811
Exelon Corp., Junior Subordinated Notes (6.500% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 1.975%)	6.500%	3/15/55	140,000	142,506 (d)
Exelon Corp., Senior Notes	5.625%	6/15/35	260,000	267,561
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	630,000	536,139
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
FirstEnergy Corp., Senior Notes	3.400%	3/1/50	$600,000	$407,139
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	110,000	112,247 (a)
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	120,000	120,118
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	200,000	197,996
Florida Power & Light Co., First Mortgage Bonds	5.300%	6/15/34	140,000	144,372
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	170,000	115,005
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	170,000	162,654
Florida Power & Light Co., First Mortgage Bonds	5.800%	3/15/65	320,000	325,029
Georgia Power Co., Senior Notes	4.850%	3/15/31	300,000	306,651
Georgia Power Co., Senior Notes	5.250%	3/15/34	140,000	142,856
Georgia Power Co., Senior Notes	5.200%	3/15/35	310,000	314,488
Indianapolis Power & Light Co., First Mortgage Bonds	5.700%	4/1/54	260,000	259,445 (a)
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	120,000	124,736
Interstate Power and Light Co., Senior Notes	4.950%	9/30/34	180,000	176,569
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	110,000	105,946
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	60,000	59,851
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	170,000	114,474
MidAmerican Energy Co., First Mortgage Bonds	5.300%	2/1/55	90,000	85,739
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	270,000	280,896 (a)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	107,439 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	180,000	184,258 (d)
NextEra Energy Capital Holdings Inc., Senior Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	130,000	133,211 (d)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	380,000	360,792 (a)
Oglethorpe Power Corp., First Mortgage Bonds	6.200%	12/1/53	270,000	276,748
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	450,000	442,680
Ohio Edison Co., Senior Notes	4.950%	12/15/29	90,000	91,263 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	300,000	307,398 (a)
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	430,000	432,316 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	230,000	241,829
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	120,000	122,299 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	390,000	327,126
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	$670,000	$649,306
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	340,000	322,114
Pacific Gas and Electric Co., First Mortgage Bonds	3.750%	7/1/28	170,000	165,006
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	220,000	191,087
Pacific Gas and Electric Co., First Mortgage Bonds	6.400%	6/15/33	160,000	167,341
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	250,000	269,268
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	130,000	130,052
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	130,000	128,904
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	380,000	306,660
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	221,592
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	400,000	401,567
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	10/1/54	320,000	290,500
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	390,000	395,739
PacifiCorp, First Mortgage Bonds	5.800%	1/15/55	480,000	459,866
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	20,000	20,841 (d)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	100,000	101,821 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	40,000	39,984 (a)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	100,000	94,952 (d)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	345,839
Progress Energy Inc., Senior Notes	6.000%	12/1/39	150,000	156,375
RWE Finance US LLC, Senior Notes	5.875%	4/16/34	230,000	238,061 (a)
RWE Finance US LLC, Senior Notes	6.250%	4/16/54	680,000	677,763 (a)
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	220,000	220,833
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	$190,000	$192,037
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	130,000	114,196
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	130,000	112,964
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	390,000	315,633
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	820,000	736,625
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	90,000	86,264
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	42,000	41,825 (d)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	300,000	309,442 (d)
Southern Co., Senior Notes	4.850%	3/15/35	210,000	205,440
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	100,000	101,789 (a)
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	90,000	90,259
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	260,000	195,445
Virginia Electric and Power Co., Senior Notes	5.550%	8/15/54	440,000	426,523
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	40,000	40,764 (a)
Wisconsin Electric Power Co., Senior Notes	5.050%	10/1/54	160,000	144,724
Wisconsin Power and Light Co., Senior Notes	3.650%	4/1/50	80,000	57,434
Total Electric Utilities				26,412,938
Gas Utilities — 0.4%
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	88,615
Snam SpA, Senior Notes	5.750%	5/28/35	200,000	204,428 (a)
Snam SpA, Senior Notes	6.500%	5/28/55	570,000	592,904 (a)
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	300,000	305,884
Total Gas Utilities				1,191,831
Independent Power and Renewable Electricity Producers — 0.4%
AES Andes SA, Senior Notes	6.250%	3/14/32	340,000	347,144 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	190,000	185,822 (d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Independent Power and Renewable Electricity Producers — continued
Capital Power US Holdings Inc., Senior Notes	5.257%	6/1/28	$190,000	$192,612 (a)
Capital Power US Holdings Inc., Senior Notes	6.189%	6/1/35	270,000	278,764 (a)
Total Independent Power and Renewable Electricity Producers				1,004,342
Multi-Utilities — 0.6%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	160,000	158,260
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	60,000	61,035
DTE Energy Co., Senior Notes	5.200%	4/1/30	170,000	174,045
Engie SA, Senior Notes	5.250%	4/10/29	200,000	204,878 (a)
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	260,000	262,713
Northern States Power Co., First Mortgage Bonds	5.650%	5/15/55	560,000	559,545
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	90,000	85,418
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	80,000	53,882
San Diego Gas & Electric Co., First Mortgage Bonds	5.550%	4/15/54	60,000	57,846
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	130,000	113,205
Wisconsin Public Service Corp., Senior Notes	2.850%	12/1/51	120,000	73,712
Total Multi-Utilities				1,804,539

Total Utilities				30,413,650
Total Corporate Bonds & Notes (Cost — $246,421,899)				251,911,671
Sovereign Bonds — 3.4%
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	220,000	223,740 (a)
Benin — 0.0%††
Benin Government International Bond, Senior Notes	7.960%	2/13/38	200,000	189,920 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	200,000	178,460 (a)
Bermuda Government International Bond, Senior Notes	3.375%	8/20/50	220,000	145,537 (a)
Total Bermuda				323,997
Brazil — 0.1%
Brazilian Government International Bond, Senior Notes	7.125%	5/13/54	260,000	249,637
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	$400,000	$298,344
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	310,000	209,871
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	197,323
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	480,000	359,174
Total Indonesia				556,497
Israel — 0.7%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	193,414
Israel Government International Bond, Senior Notes	5.500%	3/12/34	310,000	314,313
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	140,876
Israel Government International Bond, Senior Notes	5.750%	3/12/54	1,410,000	1,307,808
Total Israel				1,956,411
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	220,000	217,515 (a)
Ivory Coast Government International Bond, Senior Notes	8.075%	4/1/36	380,000	367,266 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	200,000	193,158 (a)
Total Ivory Coast				777,939
Jordan — 0.1%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	200,000	199,766 (a)
Mexico — 1.2%
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	202,650 (b)
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	400,000	336,700
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	400,000	395,760
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mexico — continued
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	$280,000	$284,620 (b)
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	154,010
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,030,000	814,241
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	144,725
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	760,000	701,480
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	320,000	253,280
Total Mexico				3,287,466
Panama — 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	460,000	352,231
Panama Government International Bond, Senior Notes	3.870%	7/23/60	290,000	166,034
Total Panama				518,265
Paraguay — 0.0%††
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	172,000 (a)
Poland — 0.1%
Bank Gospodarstwa Krajowego, Senior Notes	6.250%	7/9/54	340,000	338,043 (a)
Supranational — 0.1%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	200,000	198,986 (a)

Total Sovereign Bonds (Cost — $9,563,410)				9,500,882
Municipal Bonds — 1.4%
California — 0.6%
California State, GO, Build America Bonds	7.300%	10/1/39	900,000	1,041,827
Regents of the University of California, CA, General Revenue, Series AD	4.858%	5/15/2112	165,000	137,070
San Francisco Bay Area, CA, Toll Authority Bridge Revenue, Build America Bonds, Series F-2	6.263%	4/1/49	500,000	526,407
Total California				1,705,304
Florida — 0.0%††
Miami-Dade County, FL, Seaport Revenue, Series 2023	6.224%	11/1/55	20,000	20,625
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — 0.1%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B	6.200%	12/1/40	$200,000	$206,693
Illinois State, GO, Pension Funding, Series 2003	5.100%	6/1/33	130,882	131,386
Total Illinois				338,079
Michigan — 0.1%
Regents of the University of Michigan, MI, General Revenue, Series A	4.454%	4/1/2122	110,000	86,424
Minnesota — 0.0%††
Regents of the University of Minnesota, MN, GO, Series 2022	4.048%	4/1/52	100,000	80,690
New Jersey — 0.1%
New Jersey State Turnpike Authority Revenue, Build America Bonds, Series A	7.102%	1/1/41	250,000	286,605
New York — 0.4%
New York City, NY, GO:
Fiscal 2025, Series D	5.094%	10/1/49	100,000	94,490
Fiscal 2025, Series D	5.114%	10/1/54	50,000	47,120
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	370,000	387,087
Port Authority of New York & New Jersey Revenue, Consolidated Series 164	5.647%	11/1/40	500,000	521,241
Total New York				1,049,938
Ohio — 0.1%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Projects, Build America Bonds, Series B	8.084%	2/15/50	100,000	126,971
Meldahl Hydroelectric Project, Build America Bonds, Series E	6.270%	2/15/50	135,000	138,916
Total Ohio				265,887

Total Municipal Bonds (Cost — $3,868,985)				3,833,552
Asset-Backed Securities — 1.3%
AMMC CLO Ltd., 2020-23A BR2 (3 mo. Term SOFR + 2.050%)	6.330%	4/17/35	230,000	230,000 (a)(d)
Apidos CLO Ltd., 2013-12A BRR (3 mo. Term SOFR + 1.450%)	5.706%	4/15/31	430,000	429,262 (a)(d)
Carlyle Global Market Strategies CLO Ltd., 2015-5A A2R3 (3 mo. Term SOFR + 1.650%)	5.919%	1/20/32	160,000	160,157 (a)(d)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	40,000	41,059
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 1.600%)	5.926%	11/22/31	250,000	250,363 (a)(d)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	$197,403	$187,858 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	5.969%	1/20/31	220,000	220,900 (a)(d)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	45,551	47,016 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	123,837	111,988 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	48,370	43,950 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	180,493	168,408 (a)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	6.080%	7/30/31	250,000	251,050 (a)(d)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	5.154%	1/15/28	160,000	160,294 (a)(d)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.604%	1/15/28	100,000	100,220 (a)(d)
Renew Financial, 2023-1A A	5.900%	11/20/58	361,797	353,089 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	337,008	333,331 (a)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.176%	10/15/41	139,938	146,753 (a)(d)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	106,090 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	39,690	35,391 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.919%	7/20/32	270,000	268,811 (a)(d)

Total Asset-Backed Securities (Cost — $3,634,391)				3,645,990
U.S. Government & Agency Obligations — 1.2%
U.S. Government Obligations — 1.2%
U.S. Treasury Bonds	4.625%	2/15/55	2,230,000	2,171,462
U.S. Treasury Notes	4.000%	5/31/30	410,000	414,036
U.S. Treasury Notes	4.125%	5/31/32	130,000	131,127
U.S. Treasury Notes	4.000%	6/30/32	100,000	100,086
U.S. Treasury Notes	4.250%	5/15/35	530,000	530,870

Total U.S. Government & Agency Obligations (Cost — $3,314,559)				3,347,581
Senior Loans — 0.8%
Communication Services — 0.3%
Interactive Media & Services — 0.3%
X Corp., Term Loan B1 (1 mo. Term SOFR + 6.600%)	10.927%	10/26/29	646,683	632,589 (d)(g)(h)
X Corp., Term Loan B3	9.500%	10/26/29	340,000	331,075 (g)(h)

Total Communication Services				963,664
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 0.0%††
Hotels, Restaurants & Leisure — 0.0%††
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.577%	2/6/31	$148,125	$148,218 (d)(g)(h)

Financials — 0.1%
Insurance — 0.1%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	7.046%	5/6/31	349,355	349,936 (d)(g)(h)

Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.177%	9/7/27	171,163	171,752 (d)(g)(h)

Utilities — 0.3%
Electric Utilities — 0.2%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 1.750%)	6.030%	4/16/31	424,625	425,952 (d)(g)(h)
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	6.327%	4/30/31	288,550	285,327 (d)(g)(h)

Total Utilities				711,279
Total Senior Loans (Cost — $2,357,491)				2,344,849
Collateralized Mortgage Obligations(i) — 0.8%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	64,818	65,288 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	64,925	65,465 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	40,000	42,009 (a)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.805%	10/25/43	218,231	218,984 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.805%	10/25/43	470,000	483,793 (a)(d)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	130,000	133,490 (a)(d)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.644%	3/15/41	110,000	109,599 (a)(d)
GS Mortgage Securities Corp. Trust, 2023-SHIP A	4.466%	9/10/38	100,000	99,414 (a)(d)
MIC Trust, 2023-MIC A	8.732%	12/5/38	430,000	469,541 (a)(d)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	64,663	65,527 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	86,242	86,339 (a)
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	$146,612	$146,875 (a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	285,290	288,347 (a)

Total Collateralized Mortgage Obligations (Cost — $2,235,824)				2,274,671
			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.215%		4,250	106,717 (d)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		2,136	48,210 (d)

Total Preferred Stocks (Cost — $151,289)				154,927
Total Investments before Short-Term Investments (Cost — $271,547,848)				277,014,123

Short-Term Investments — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,169,518)	4.301%		1,169,518	1,169,518 (j)(k)
Total Investments — 99.7% (Cost — $272,717,366)				278,183,641
Other Assets in Excess of Liabilities — 0.3%				885,623
Total Net Assets — 100.0%				$279,069,264

See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Long Credit VIT
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2025, the total market value of investments in Affiliated
Companies was $1,169,518 and the cost was $1,169,518 (Note 6).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	228	9/25	$47,234,424	$47,429,344	$194,920
U.S. Treasury 5-Year Notes	319	9/25	34,403,239	34,771,000	367,761
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

 Western Asset Long Credit VIT
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 10-Year Notes	34	9/25	$3,754,246	$3,812,250	$58,004
U.S. Treasury Long-Term Bonds	197	9/25	22,055,368	22,747,344	691,976
					1,312,661
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	225	9/25	25,120,932	25,709,767	(588,835)
U.S. Treasury Ultra Long- Term Bonds	102	9/25	11,703,873	12,150,750	(446,877)
					(1,035,712)
Net unrealized appreciation on open futures contracts					$276,949
At June 30, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
JPY	29,287,186	USD	200,082	Goldman Sachs Group Inc.	7/16/25	$3,675

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $271,547,848)	$277,014,123
Investments in affiliated securities, at value (Cost — $1,169,518)	1,169,518
Foreign currency, at value (Cost — $53)	56
Cash	520,015
Interest receivable	3,831,781
Receivable for securities sold	3,456,089
Deposits with brokers for open futures contracts	796,405
Receivable from brokers — net variation margin on open futures contracts	18,633
Dividends receivable from affiliated investments	5,176
Unrealized appreciation on forward foreign currency contracts	3,675
Total Assets	286,815,471
Liabilities:
Payable for securities purchased	7,550,207
Investment management fee payable	94,174
Payable for Portfolio shares repurchased	3,288
Trustees’ fees payable	51
Accrued expenses	98,487
Total Liabilities	7,746,207
Total Net Assets	$279,069,264
Net Assets:
Par value (Note 5)	$285
Paid-in capital in excess of par value	267,593,701
Total distributable earnings (loss)	11,475,278
Total Net Assets	$279,069,264
Shares Outstanding:
Class I	28,535,264
Net Asset Value:
Class I (and redemption price)	$9.78
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest	$7,000,524
Dividends from affiliated investments	51,100
Dividends from unaffiliated investments	3,696
Less: Foreign taxes withheld	(12,534)
Total Investment Income	7,042,786
Expenses:
Investment management fee (Note 2)	414,090
Fees recaptured by investment manager (Note 2)	35,450
Fund accounting fees	34,884
Audit and tax fees	26,360
Legal fees	6,641
Shareholder reports	3,998
Trustees’ fees	3,540
Commitment fees (Note 7)	963
Insurance	662
Transfer agent fees (Note 2)	22
Custody fees	1
Miscellaneous expenses	5,790
Total Expenses	532,401
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,559)
Net Expenses	530,842
Net Investment Income	6,511,944
Realized and Unrealized Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	686,424
Futures contracts	334,178
Swap contracts	8,621
Forward foreign currency contracts	2,987
Foreign currency transactions	6
Net Realized Gain	1,032,216
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	3,159,397
Futures contracts	473,695
Forward foreign currency contracts	25,490
Foreign currencies	4
Change in Net Unrealized Appreciation (Depreciation)	3,658,586
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	4,690,802
Increase in Net Assets From Operations	$11,202,746
See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$6,511,944	$11,854,719
Net realized gain	1,032,216	1,589,165
Change in net unrealized appreciation (depreciation)	3,658,586	(12,317,766)
Increase in Net Assets From Operations	11,202,746	1,126,118
Distributions to Shareholders From (Note 1):
Total distributable earnings	(1,500,017)	(12,904,444)
Decrease in Net Assets From Distributions to Shareholders	(1,500,017)	(12,904,444)
Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	51,388,324	30,879,225
Reinvestment of distributions	1,500,017	12,904,430
Cost of shares repurchased	(2,189,886)	(38,136,763)
Increase in Net Assets From Portfolio Share Transactions	50,698,455	5,646,892
Increase (Decrease) in Net Assets	60,401,184	(6,131,434)
Net Assets:
Beginning of period	218,668,080	224,799,514
End of period	$279,069,264	$218,668,080
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023[3]
Net asset value, beginning of period	$9.39	$9.93	$10.00
Income (loss) from operations:
Net investment income	0.26	0.53	0.33
Net realized and unrealized gain (loss)	0.18	(0.49)	(0.07)[4]
Total income from operations	0.44	0.04	0.26
Less distributions from:
Net investment income	(0.05)	(0.46)	(0.33)
Net realized gains	—	(0.12)	—
Total distributions	(0.05)	(0.58)	(0.33)
Net asset value, end of period	$9.78	$9.39	$9.93
Total return[5]	4.62%	0.40%	2.85%[6]
Net assets, end of period (millions)	$279	$219	$225
Ratios to average net assets:
Gross expenses	0.45%[7,8]	0.45%[7,9]	0.60%[8,9]
Net expenses[10,11]	0.45 [7,8]	0.45 [7]	0.45 [8]
Net investment income	5.50 [8]	5.39	5.31 [8]
Portfolio turnover rate	44%	77%[12]	29%

See Notes to Financial Statements.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Financial Highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	For the period May 1, 2023 (inception date) to December 31, 2023.
[4]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of
Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Performance data is shown as of the date the Portfolio began to invest in accordance with its investment objective and guidelines.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]	Annualized.
[9]
Ratio includes 0.01% and 0.11%, for the year ended December 31, 2024 and for the period ended December 31,
2023, respectively, of non-recurring organizational and/or offering costs related to the inception of the Portfolio.

[10]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate for the respective year presented would have been 76%.
See Notes to Financial Statements.

Western Asset Long Credit VIT 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio
Western Asset Long Credit VIT 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Long Credit VIT 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$23,228,143	$374,832	$23,602,975
Other Corporate Bonds & Notes	—	228,308,696	—	228,308,696
Sovereign Bonds	—	9,500,882	—	9,500,882
Municipal Bonds	—	3,833,552	—	3,833,552
Asset-Backed Securities	—	3,645,990	—	3,645,990
U.S. Government & Agency Obligations	—	3,347,581	—	3,347,581
Senior Loans	—	2,344,849	—	2,344,849
Collateralized Mortgage Obligations	—	2,274,671	—	2,274,671
Preferred Stocks	$154,927	—	—	154,927
Total Long-Term Investments	154,927	276,484,364	374,832	277,014,123
Short-Term Investments†	1,169,518	—	—	1,169,518
Total Investments	$1,324,445	$276,484,364	$374,832	$278,183,641
Other Financial Instruments:
Futures Contracts††	$1,312,661	—	—	$1,312,661
Forward Foreign Currency Contracts††	—	$3,675	—	3,675
Total Other Financial Instruments	$1,312,661	$3,675	—	$1,316,336
Total	$2,637,106	$276,488,039	$374,832	$279,499,977
Western Asset Long Credit VIT 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,035,712	—	—	$1,035,712

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency

Western Asset Long Credit VIT 2025 Semi-Annual Report

contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2025, the Portfolio did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended June 30, 2025, see Note 4.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Credit default swaps
The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Portfolio is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS

Western Asset Long Credit VIT 2025 Semi-Annual Report

are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar
Western Asset Long Credit VIT 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(h) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

Western Asset Long Credit VIT 2025 Semi-Annual Report

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2025, the Portfolio did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt
Western Asset Long Credit VIT 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Compensating balance arrangements. The Portfolio had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(m) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), are the Portfolio’s subadvisers. FTFA, Western Asset and Western Asset London, are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets.

Western Asset Long Credit VIT 2025 Semi-Annual Report

FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of an expense limitation arrangement between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $1,559, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2025, the Portfolio had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class I
Expires December 31, 2025	$42,290
Expires December 31, 2026	—
Expires December 31, 2027	—
Total fee waivers/expense reimbursements subject to recapture	$42,290
Western Asset Long Credit VIT 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended June 30, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class I
FTFA recaptured	$35,450
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. The Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Portfolio reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2025, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $21 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$145,269,578	$27,203,800
Sales	79,778,611	25,624,230
At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$272,953,572	$6,703,875	$(1,473,806)	$5,230,069
Futures contracts	—	1,312,661	(1,035,712)	276,949
Forward foreign currency contracts	—	3,675	—	3,675

Western Asset Long Credit VIT 2025 Semi-Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$1,312,661	—	$1,312,661
Forward foreign currency contracts	—	$3,675	3,675
Total	$1,312,661	$3,675	$1,316,336

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,035,712

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$334,178	—	—	$334,178
Swap contracts	—	—	$8,621	8,621
Forward foreign currency contracts	—	$2,987	—	2,987
Total	$334,178	$2,987	$8,621	$345,786

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$473,695	—	$473,695
Forward foreign currency contracts	—	$25,490	25,490
Total	$473,695	$25,490	$499,185
Western Asset Long Credit VIT 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
During the six months ended June 30, 2025, the volume of derivative activity for the Portfolio was as follows:

Average Market Value*
Futures contracts (to buy)	$92,918,230
Futures contracts (to sell)	19,737,041
Forward foreign currency contracts (to buy)	681,544
Forward foreign currency contracts (to sell)†	405,738
Average Notional Balance**
Credit default swap contracts (sell protection)†	$158,571

*	Based on the average of the market values at each month-end during the period.
†	At June 30, 2025, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Goldman Sachs Group Inc.	$3,675	—	$3,675	—	$3,675

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Shares of beneficial interest
At June 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Long Credit VIT 2025 Semi-Annual Report

Transactions in shares of the Portfolio were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	5,333,169	$51,388,324	3,291,842	$30,879,225
Shares issued on reinvestment	156,089	1,500,017	1,330,275	12,904,430
Shares repurchased	(229,592)	(2,189,886)	(3,996,272)	(38,136,763)
Net increase	5,259,666	$50,698,455	625,845	$5,646,892
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2025. The following transactions were effected in such company for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,638,431	$77,829,866	77,829,866	$85,298,779	85,298,779

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$51,100	—	$1,169,518
7. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Western Asset Long Credit VIT 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2025.
8. Deferred capital losses
As of December 31, 2024, the Portfolio had deferred capital losses of $1,776,166, which have no expiration date, that will be available to offset future taxable capital gains.
9. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
10. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Long Credit VIT 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Long Credit VIT

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Western Asset
Long Credit VIT
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Long Credit VIT
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Long Credit VIT
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Long Credit VIT. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
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•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

36280-SFSOI 8/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2025